Goodwill and Other Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Summary of Goodwill and Other Intangible Assets
Goodwill and other intangible assets as of December 31, 2018 and 2019 are as follows:

	2018					2019
(in millions of Won)	Acquisition cost		Accumulated amortization and impairment loss	Government grants	Book value	Acquisition cost	Accumulated amortization and impairment loss	Government grants	Book value
Goodwill	￦	1,603,308	(478,159)	—	1,125,149	1,631,413	(533,604)	—	1,097,809
Intellectual property rights		3,300,638	(901,113)	—	2,399,525	3,449,796	(1,170,586)	—	2,279,210
Premium in rental		158,338	(23,545)	—	134,793	170,247	(22,169)	—	148,078
Development expense		445,752	(346,589)	—	99,163	483,539	(389,200)	—	94,339
Port facilities usage rights		724,375	(419,294)	—	305,081	686,525	(405,127)	—	281,398
Exploration and evaluation assets		285,845	(93,715)	—	192,130	294,874	(217,603)	—	77,271
Customer relationships		860,951	(439,178)	—	421,773	865,821	(490,946)	—	374,875
Other intangible assets		1,115,742	(622,417)	(114)	493,211	1,220,641	(665,026)	(122)	555,493

	￦	8,494,949	(3,324,010)	(114)	5,170,825	8,802,856	(3,894,261)	(122)	4,908,473

Changes in Carrying Amount of Goodwill and Other Intangible Assets
The changes in carrying amount of goodwill and other intangible assets for the years ended December 31, 2018 and 2019 were as follows:

1)	For the year ended December 31, 2018

(in millions of Won)	Beginning		Acquisitions	Disposals	Amortization	Impairment loss	Others(*3)	Ending
Goodwill	￦	1,349,838	—	—	—	(223,709)	(980)	1,125,149
Intellectual property rights		2,449,193	334,667	(18,619)	(198,282)	(96,475)	(70,959)	2,399,525
Premium in rental(*1)		118,310	36,196	(15,675)	(330)	(4,218)	510	134,793
Development expense		80,218	4,248	(32)	(37,305)	(411)	52,445	99,163
Port facilities usage rights		309,373	—	—	(22,975)	—	18,683	305,081
Exploration and evaluation assets		205,944	2,654	—	—	(3,339)	(13,129)	192,130
Customer relationships		466,945	—	—	(48,499)	—	3,327	421,773
Power generation permit(*2)		539,405	—	—	—	—	(539,405)	—
Other intangible assets		433,043	164,594	(1,644)	(49,190)	(8,844)	(44,748)	493,211

	￦	5,952,269	542,359	(35,970)	(356,581)	(336,996)	(594,256)	5,170,825

(*1)	Premium in rental includes memberships with indefinite useful lives.
(*2)
During the year ended December 31, 2018, the Company disposed of a portion of shares of its subsidiary, POSPower Co., Ltd, which resulted in the Company’s loss of control, and derecognition of corresponding intangible assets.

(*3)
Represents assets transferred from
construction-in-progress
to intangible assets and assets transferred from property, plant and equipment, adjustments of foreign currency translation difference and others.

2)	For the year ended December 31, 2019

(in millions of Won)	Beginning		Acquisitions	Business Combination	Disposals	Amortization	Impairment loss(*2)	Others(*3)	Ending
Goodwill	￦	1,125,149	—	26,256	—	—	(55,445)	1,849	1,097,809
Intellectual property rights		2,399,525	127,479	—	(6,566)	(271,694)	(2)	30,468	2,279,210
Premium in rental(*1)		134,793	15,636	—	(3,326)	(181)	24	1,132	148,078
Development expense		99,163	4,484	—	(35)	(44,418)	(666)	35,811	94,339
Port facilities usage rights		305,081	—	—	(4,674)	(22,923)	—	3,914	281,398
Exploration and evaluation assets		192,130	9,642	—	—	—	(123,888)	(613)	77,271
Customer relationships		421,773	—	—	—	(51,768)	—	4,870	374,875
Other intangible assets		493,211	141,578	74	(10,718)	(40,263)	(10,111)	(18,278)	555,493

		—	—	—	—	—	—	—	—
	￦	5,170,825	298,819	26,330	(25,319)	(431,247)	(190,088)	59,153	4,908,473

(*1)	Premium in rental includes memberships with indefinite useful lives.
(*2)
From exploration and evaluation of natural gas in the
AD-7
block in Myanmar, POSCO INTERNATIONAL Corporation failed to find economic natural gas. The Company recognized impairment loss of the amount of
￦
118,140 million in excess of the Special Energy Loan.

(*3)
Represents assets transferred from
construction-in-progress
to intangible assets and assets transferred from property, plant and equipment, adjustments of foreign currency translation difference and others.

Allocation of Goodwill to Individually Operating Entities Which are Determined to be CGUs
For the purpose of impairment testing, goodwill is allocated to individually operating entities which are determined to be CGUs. The goodwill amounts as of December 31, 2018 and 2019 are as follows:

(in millions of Won) Reportable segments	Total number of CGUs
	2018	2019	CGUs	2018		2019
Steel	7	7	POSCO VST CO., LTD.	￦	36,955	36,955
			Others		12,484	13,721
Trading	2	3	POSCO INTERNATIONAL CORPORATION(*1)		1,006,879	951,434
			GRAIN TERMINAL HOLDING(*2)		—	26,256
			PT. Bio Inti Agrindo		6,902	7,468
			Others		16	—
E&C	2	2	POSCO ENGINEERING & CONSTRUCTION CO., LTD.		24,868	24,868
			POSCO Center Beijing		155	158
			POSCO ENERGY CO., LTD.		26,471	26,471
Others	5	5	Others		10,419	10,478

	16	17		￦	1,125,149	1,097,809

(*1)
Recoverable amounts of POSCO INTERNATIONAL Corporation are determined based on its value in use. As of December 31, 2019, value in use is estimated by applying a 6.84% discount rate and a 1.9% terminal growth rate after 5 years, based on management’s business plan. The terminal growth rate does not exceed long-term growth rate of its industry. Impairment loss on goodwill of
￦
55,445 million was recognized as of December 31, 2019 as the recoverable amount is less than the carrying amount of the CGU.

Value in use of the CGU was affected by the assumptions such as discount rate, terminal growth rate and estimated sales used in discounted cash flow model. When the discount rate increases by 0.25%, value in use will be decreased by
￦
157,501 million or 4.65% and when the terminal growth rate decreases by 0.25%, value in use will be decreased by
￦
69,413 million or 2.05%.

(*2)	In connection with the acquisition of Grain Terminal Holding, the Company recognized goodwill of ￦ 26,256 million.